Stock Based Compensation	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Stock Based Compensation

NOTE 7 – STOCK BASED COMPENSATION

The Company uses the Black-Scholes option pricing model to calculate the grant-date fair value of an award, with the following assumptions for 2011 and 2010: no dividend yield in both years, expected volatility, based on the Company’s historical volatility, between 115% and 125% in 2011 and between 123% and 134% in 2010, risk-free interest rate between 0.82% and 2.15% in 2011 and between 1.64% and 2.55% in 2010 and expected option life of three to five years in 2011 and 2010.

As of December 31, 2011, there was $844,322 of unrecognized compensation expense related to non-vested market-based share awards that is expected to be recognized through December 2014.

The following tables summarize all stock option and warrant activity of the Company since December 31, 2004:

	Non-Qualified Stock Options and Warrants Outstanding and Exercisable

	Number of	Exercise	Weighted Average
	Shares	Price	Exercise Price

Outstanding, December 31, 2004	-	$ -	$ -

Granted	680,000	$0.25 - $2.10	$ 0.99
Exercised	(300,000)	$ 0.25	$ 0.25

Outstanding, December 31, 2005	380,000	$1.40 - $2.10	$ 0.68

Granted	1,425,000	$0.25 - $1.00	$ 0.70
Cancelled	(260,000)	$1.40 - $2.10	$ (0.48)
Expired	(70,000)	$1.40 - $2.00	$ (0.12)

Outstanding, December 31, 2006	1,475,000	$0.25 - $2.00	$ 0.83

Granted	5,768,971	$0.25 - $0.72	$ 0.48
Rescinded	(200,000)	$ 0.50	$ 0.50
Forfeited	(125,019)	$ 1.00	$ 1.00
Expired	(574,981)	$ 1.00	$ 1.00

Outstanding, December 31, 2007	6,343,971	$0.25 - $2.00	$ 0.48

Granted	3,495,001	$0.001 - $1.75	$ 1.16
Expired	(115,000)	$0.50 - $2.00	$ 0.07
Forfeited	(750,000)	$ 0.72	$ 0.72
Exercised	(807,770)	$0.25 - $0.50	$ 0.53

Outstanding, December 31, 2008	8,166,202	$0.001 - $1.75	$ 0.79

Granted	939,000	$0.25 - $0.45	$ 0.30
Expired	(1,204,451)	$0.25 - $1.00	$ 0.61
Forfeited	-
Exercised	(1,488,384)	$0.001 - $1.00	$ 0.20

Outstanding, December 31, 2009	6,412,367	$0.25 - $1.75	$ 0.83

Granted	1,860,000	$0.25 - $1.51	$ 1.20
Expired	(16,667)	$ 1.00	$ 1.00
Forfeited	-	-	-
Exercised	(1,279,700)	$0.25 - $1.00	$ 0.42

Outstanding, December 31, 2010	6,976,000	$0.25 - $1.75	$ 1.00

Granted	2,085,000	$0.63 - $1.30	$ 1.09
Expired	-	-	-
Forfeited	(162,500)	$ 1.51	$ 1.51
Exercised	-	-	-

Outstanding, December 31, 2011	8,898,500	$0.25 - $1.75	$ 1.01

Exercisable, December 31, 2011	7,948,500	$0.25 - $1.75	$ 1.01

Non-Qualified Stock Options and Warrants Outstanding
	Number Outstanding	Weighted Average	Weighted Average
Range of	Currently Exercisable	Remaining	Exercise Price of Options and
Exercise Prices	at December 31, 2011	Contractual Life	Warrants Currently Exercisable

$0.25 - $1.75	7,948,500	2.01	$ 1.01